Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum aggregate office space commitment under non-cancelable agreements
2020	$76,581
2021	66,092
2022	26,898
$169,571